Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 951	$ 919	$ 908	$ 1,020
Additions	202	189	370	343
Claims paid	(178)	(183)	(337)	(340)
Currency translation adjustment and other	(40)	26	(6)	(72)
Balance at end of period	$ 935	$ 951	$ 935	$ 951